The Investment Company of America

333 South Hope Street

Los Angeles, California 90071-1406

Phone (213) 486 9200

Fax (213) 486 9455

Email vpc@capgroup.com

Vincent P. Corti

Secretary

March 5, 2013

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	The Investment Company of America
File Nos. 002-10811 and 811-00116

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on February 27, 2013 of the Registrant’s Post-Effective Amendment No. 124 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti

Vincent P. Corti